Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended						9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Net income (loss)	$ 11.1		$ (5.9)	$ (12.4)	$ (19.9)	$ (40.2)	$ (72.7)	$ (72.5)
Less: Net income (loss) attributable to ZoomInfo OpCo prior to the Reorganization Transactions	0.0	$ 0.8		12.4			5.1	72.5
Less: Excess of consideration paid over carrying amount to holders of Series A Preferred Units attributable to common shares	0.0						(11.0)
Less: Net income (loss) attributable to noncontrolling interests	(6.2)			$ 0.0			38.1	$ 0.0
Net income (loss) attributable to ZoomInfo Technologies Inc.	$ 4.9						$ (40.5)
Basic net income (loss) per share attributable to common stockholders
Basic net income (loss) per share attributable to common stockholders (in dollars per share)	$ 0.03						$ (0.26)
Diluted net income (loss) per share attributable to common stockholders
Diluted (in dollars per share)	$ 0.02						$ (0.26)
Class A Shares
Basic net income (loss) per share attributable to common stockholders
Allocation of net income (loss) attributable to ZoomInfo Technologies Inc.	$ 1.9						$ (15.5)
Weighted average common shares outstanding - basic (in shares)	61,153,504						59,075,363
Basic net income (loss) per share attributable to common stockholders (in dollars per share)	$ 0.03						$ (0.26)
Diluted net income (loss) per share attributable to common stockholders
Allocation of undistributed earnings	$ 1.9						$ (15.5)
Increase in earnings attributable to common shareholders upon conversion of potentially dilutive instruments	0.6						0.0
Reallocation of earnings as a result of conversion of potentially dilutive instruments	2.4						0.0
Reallocation of undistributed earnings as a result of conversion of Class C to Class A shares	1.6						(25.0)
Allocation of undistributed earnings	$ 6.5						$ (40.5)
Number of shares used in basic computation	61,153,504						59,075,363
Conversion of Class C to Class A common shares outstanding (in shares)	94,631,630						95,420,020
Number of shares used in diluted per share computation (in shares)	397,320,656						154,495,383
Diluted (in dollars per share)	$ 0.02						$ (0.26)
Class A Shares | OpCo Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	213,965,530						0
Class A Shares | HSKB II Class 1 Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	13,572,783						0
Class A Shares | Class P Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	12,334,249						0
Class A Shares | HSKB II Class 1 Units [Member]
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	0						0
Class A Shares | HSKB II Phantom Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	0						0
Class A Shares | HoldCo Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	1,212,228						0
Class A Shares | Restricted Stock Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	202,703						0
Class A Shares | LTIP Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	22,817						0
Class A Shares | Class A Common Stock Options
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	225,212						0
Class C Shares
Basic net income (loss) per share attributable to common stockholders
Allocation of net income (loss) attributable to ZoomInfo Technologies Inc.	$ 3.0						$ (25.0)
Weighted average common shares outstanding - basic (in shares)	94,631,630						95,420,020
Basic net income (loss) per share attributable to common stockholders (in dollars per share)	$ 0.03						$ (0.26)
Diluted net income (loss) per share attributable to common stockholders
Allocation of undistributed earnings	$ 3.0						$ (25.0)
Increase in earnings attributable to common shareholders upon conversion of potentially dilutive instruments	1.0						0.0
Reallocation of earnings as a result of conversion of potentially dilutive instruments	(2.4)						0.0
Allocation of undistributed earnings	$ 1.6						$ (25.0)
Number of shares used in basic computation	94,631,630						95,420,020
Number of shares used in diluted per share computation (in shares)	94,631,630						95,420,020
Diluted (in dollars per share)	$ 0.02						$ (0.26)